Revision on previously issued financial statements - Impact on the consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revision on previously issued financial statements
Accounts receivable, net	¥ 283,167	$ 38,794	¥ 299,561	¥ 277,064	¥ 268,743	¥ 243,247	¥ 243,039	¥ 17,203	¥ 16,482	¥ 13,862	¥ 16,729	¥ 11,616
Prepayments and other current assets	276,768	37,917	317,424	372,194	339,251	345,425	395,168	298,559	226,463	365,840	411,312	401,830
Total current assets	3,949,185	541,036	3,956,768	4,037,397	4,018,303	3,986,892	3,909,503	3,416,685	3,298,575	3,473,317	3,298,478	3,163,943
Deferred tax assets	2,382	326	22,164	22,164	22,165	26,943	34,859	34,859	34,859	0
Other non-current assets	7,754	1,062	15,201	18,713	20,469	18,480	18,344	27,980	35,264	75,037	114,379	143,067
Total non-current assets	178,375	24,437	306,293	356,762	401,793	422,189	394,167	981,800	990,096	969,821	1,011,250	1,084,861
Total assets	4,127,560	565,473	4,263,061	4,394,159	4,420,096	4,409,081	4,303,670	4,398,485	4,288,671	4,443,138	4,309,728	4,248,804
Accounts and notes payable	563,432	77,190	694,674	725,367	767,669	800,455	693,807	915,976	817,245	805,849	702,506	545,790
Tax payable	207,542	28,433	231,389	230,970	230,763	242,961	287,318	192,101	166,582	103,144	36,655	8,406
Total current liabilities	1,244,184	170,452	1,388,094	1,510,782	1,486,443	1,477,982	1,413,623	1,573,114	1,449,141	1,355,744	1,191,268	1,004,652
Total liabilities	1,471,039	201,531	1,601,985	1,719,298	1,690,669	1,676,085	1,609,772	1,795,311	1,672,599	1,460,662	1,305,249	1,132,369
Accumulated deficit	(9,270,356)	(1,270,034)	(9,246,296)	(9,256,558)	(9,256,358)	(9,270,056)	(9,319,066)	(9,339,428)	(9,344,462)	(9,004,586)	(8,901,836)	(8,711,216)	¥ 0
Total shareholders' equity	2,656,521	363,942	2,661,076	2,674,861	2,729,427	2,732,996	2,693,898	2,603,174	2,616,072	2,982,476	3,004,479	3,116,435		¥ 3,226,304
Total liabilities and shareholders' equity	¥ 4,127,560	$ 565,473	4,263,061	4,394,159	4,420,096	4,409,081	4,303,670	4,398,485	4,288,671	4,443,138	4,309,728	4,248,804
As Previously Reported
Revision on previously issued financial statements
Accounts receivable, net			300,853	278,690	269,736	243,771	243,068	17,203	16,482	13,862	16,729	11,616
Prepayments and other current assets			327,539	380,314	345,744	349,793	401,716	302,793	228,672	365,891	408,906	396,431
Total current assets			3,968,175	4,047,143	4,025,789	3,991,784	3,916,080	3,420,919	3,300,784	3,473,368	3,296,072	3,158,544
Deferred tax assets			18,804	18,804	18,804	23,070	30,986	30,986	30,986	0
Other non-current assets			16,592	20,081	21,621	19,630	19,402	28,683	35,898	75,356	114,696	143,384
Total non-current assets			304,324	354,770	399,584	419,466	391,352	978,630	986,857	970,140	1,011,567	1,085,178
Total assets			4,272,499	4,401,913	4,425,373	4,411,250	4,307,432	4,399,549	4,287,641	4,443,508	4,307,639	4,243,722
Accounts and notes payable			699,504	726,011	764,741	794,811	688,213	909,320	810,197	796,380	691,115	533,924
Tax payable			213,000	213,999	214,738	215,253	262,152	169,452	147,367	93,077	33,048	8,373
Total current liabilities			1,374,535	1,494,455	1,467,490	1,444,630	1,382,863	1,543,809	1,422,878	1,336,208	1,176,270	992,753
Total liabilities			1,588,426	1,702,971	1,671,716	1,642,733	1,579,012	1,766,006	1,646,336	1,441,126	1,290,251	1,120,470
Accumulated deficit			(9,223,299)	(9,232,477)	(9,232,128)	(9,234,535)	(9,284,544)	(9,309,059)	(9,319,229)	(8,984,680)	(8,888,927)	(8,704,399)
Total shareholders' equity			2,684,073	2,698,942	2,753,657	2,768,517	2,728,420	2,633,543	2,641,305	3,002,382	3,017,388	3,123,252		3,232,024
Total liabilities and shareholders' equity			4,272,499	4,401,913	4,425,373	4,411,250	4,307,432	4,399,549	4,287,641	4,443,508	4,307,639	4,243,722
Revision Adjustments
Revision on previously issued financial statements
Accounts receivable, net			(1,292)	(1,626)	(993)	(524)	(29)	0	0	0	0	0
Prepayments and other current assets			(10,115)	(8,120)	(6,493)	(4,368)	(6,548)	(4,234)	(2,209)	(51)	2,406	5,399
Total current assets			(11,407)	(9,746)	(7,486)	(4,892)	(6,577)	(4,234)	(2,209)	(51)	2,406	5,399
Deferred tax assets			3,360	3,360	3,361	3,873	3,873	3,873	3,873	0
Other non-current assets			(1,391)	(1,368)	(1,152)	(1,150)	(1,058)	(703)	(634)	(319)	(317)	(317)
Total non-current assets			1,969	1,992	2,209	2,723	2,815	3,170	3,239	(319)	(317)	(317)
Total assets			(9,438)	(7,754)	(5,277)	(2,169)	(3,762)	(1,064)	1,030	(370)	2,089	5,082
Accounts and notes payable			(4,830)	(644)	2,928	5,644	5,594	6,656	7,048	9,469	11,391	11,866
Tax payable			18,389	16,971	16,025	27,708	25,166	22,649	19,215	10,067	3,607	33
Total current liabilities			13,559	16,327	18,953	33,352	30,760	29,305	26,263	19,536	14,998	11,899
Total liabilities			13,559	16,327	18,953	33,352	30,760	29,305	26,263	19,536	14,998	11,899
Accumulated deficit			(22,997)	(24,081)	(24,230)	(35,521)	(34,522)	(30,369)	(25,233)	(19,906)	(12,909)	(6,817)
Total shareholders' equity			(22,997)	(24,081)	(24,230)	(35,521)	(34,522)	(30,369)	(25,233)	(19,906)	(12,909)	(6,817)		¥ (5,720)
Total liabilities and shareholders' equity			¥ (9,438)	¥ (7,754)	¥ (5,277)	¥ (2,169)	¥ (3,762)	¥ (1,064)	¥ 1,030	¥ (370)	¥ 2,089	¥ 5,082